Loans and borrowings	12 Months Ended
Mar. 31, 2018
Borrowings [abstract]
Loans and borrowings
17. Loans and borrowings

Short-term borrowings

Short-term borrowings primarily consist of “packing credit” loans drawn by the parent company and other unsecured loans drawn by certain of its subsidiaries in Switzerland, the United States, Russia and Ukraine.

Short term borrowings consist of the following:

	As at March 31,
	2018		2017
Packing credit borrowings	Rs.	21,008	Rs.	18,699
Other foreign currency borrowings		4,458		24,840
	Rs.	25,466	Rs.	43,539

The interest rate profile of short-term borrowings from banks is given below:

	As at March 31,
	2018		2017
	Currency(1)	Interest Rate	Currency	Interest Rate
Packing credit borrowings	USD	1 Month LIBOR + (30) to 30 bps	USD	1 Month LIBOR + (30) to 1 bps
	-	-	USD	0.01%
	-	-	INR	T-Bill + 30bps
	INR	6.00%	INR	6.92% to 6.95%
	RUB	6.75%	RUB	9.95%
Other foreign currency borrowings	USD	1 Month/3 Months LIBOR + 65 to 85 bps	USD	1 Month LIBOR + 40 to 60 bps
	RUB	8.20%	RUB	10.48%
	UAH	18.00%	-	-

(1)	“INR” means Indian rupees, “RUB” means Russian roubles, and “UAH” means Ukrainian hryvnia.

Short-term borrowing by Dr. Reddy’s Laboratories, SA

During the three months ended September 30, 2016, Dr. Reddy’s Laboratories, SA, one of the Company’s subsidiaries in Switzerland (the “Swiss Subsidiary”) borrowed U.S.$350 from certain institutional lenders at an interest rate ranging from Libor plus 0.45% to 0.60% per annum. The borrowing was solely for the purpose of the acquisition of eight ANDAs from Teva and an affiliate of Allergan in the United States (refer to Note 33 of these consolidated financial statements for additional details). The entire short-term borrowing of U.S.$350 was repaid during the three months ended June 30, 2017.

Long-term borrowings

Long-term borrowings consist of the following:

	As at March 31
	2018		2017
Foreign currency borrowing by the parent company	Rs.	4,880	Rs.	4,852
Foreign currency borrowing by the Swiss Subsidiary		16,185		-
Foreign currency borrowing by the Company’s German subsidiary, Reddy Holding GmbH		3,394		-
Obligations under finance leases		693		707
	Rs.	25,152	Rs.	5,559
Current portion
Obligations under finance leases	Rs.	63	Rs.	110
	Rs.	63	Rs.	110
Non-current portion
Foreign currency borrowing by the parent company	Rs.	4,880	Rs.	4,852
Foreign currency borrowing by the Swiss Subsidiary		16,185		-
Foreign currency borrowing by the Company’s German subsidiary, Reddy Holding GmbH		3,394		-
Obligations under finance leases		630		597
	Rs.	25,089	Rs.	5,449

Long-term bank loan of the parent company

During the year ended March 31, 2014, the Company borrowed the sum of U.S.$150. The Company was required to repay the loan in five equal quarterly installments commencing at the end of the 54th month and continuing until the end of the 66th month from August 12, 2013. During the three months ended December 31, 2016, the Company entered into a financing arrangement with certain financial institutions to refinance the aforementioned borrowing of U.S.$150.

The Company repaid U.S.$75 of this loan on November 28, 2016, and is required to repay the U.S.$75 balance of the loan in 3 equal installments at the end of the 40th month, 43rd month and 46th month after the date the loan was made.

Long-term bank loan of subsidiary companies

During the three months ended June 30, 2017, the Company entered into a refinancing arrangement with certain financial institutions relating to the short-term borrowing of U.S.$350 in the Swiss Subsidiary. Pursuant to such arrangement, the Company repaid the short-term borrowing of U.S.$350 and incurred long-term borrowings of U.S.$250 in the Swiss Subsidiary and EUR 42 in the Company’s German subsidiary, Reddy Holding GmbH. The aforesaid loans are repayable over a 36 month period commencing at the end of the 24th month and continuing through the 60th month following the date of the loan agreement.

All of the foregoing loan agreements impose various financial covenants on the Company. As of March 31, 2018, the Company was in compliance with all such financial covenants.

Undrawn lines of credit from bankers

The Company had undrawn lines of credit of Rs.24,046 and Rs.21,156 as of March 31, 2018 and 2017, respectively, from its banks for working capital requirements. The Company has the right to draw upon these lines of credit based on its working capital requirements.

The interest rate profiles of long-term borrowings (other than obligations under finance leases) as at March 31, 2018 and 2017 were as follows:

	As at March 31,
	2018		2017
	Currency	Interest Rate	Currency	Interest Rate
Foreign currency borrowings	USD	1 Month LIBOR + 45 to 82.7 bps	USD	1 Month LIBOR + 82.7 bps
	EUR	0.81%	-	-

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2018 were as follows:

Maturing in the year ending March 31,(1)	Foreign currency loan		Obligations under finance leases		Total
2019	Rs.	-	Rs.	63	Rs.	63
2020		4,064		59		4,123
2021		6,346		61		6,407
2022		1,131		66		1,197
2023		13,035		71		13,106
Thereafter		-		373		373
	Rs.	24,576	Rs.	693	Rs.	25,269

(1)	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.117.

The aggregate maturities of long term loans and borrowings, based on contractual maturities, as of March 31, 2017 were as follows:

Maturing in the year ending March 31,	Foreign currency loan		Obligations under finance leases		Total
2018	Rs.	-	Rs.	110	Rs.	110
2019		-		56		56
2020		1,610		51		1,661
2021		3,242		53		3,295
2022		-		57		57
Thereafter		-		380		380
	Rs.	4,852	Rs.	707	Rs.	5,559

Obligations under finance leases

The Company has leased buildings and vehicles under finance leases. Future minimum lease payments under finance leases as at March 31, 2018 were as follows:

Particulars	Present value of minimum lease payments		Interest		Future minimum lease payments
Not later than one year	Rs.	63	Rs.	57	Rs.	120
Between one and five years		257		159		416
More than five years		373		66		439
	Rs.	693	Rs.	282	Rs.	975

Future minimum lease payments under finance leases as at March 31, 2017 were as follows:

Particulars	Present value of minimum lease payments		Interest		Future minimum lease payments
Not later than one year	Rs.	110	Rs.	77	Rs.	187
Between one and five years		217		149		366
More than five years		380		84		464
	Rs.	707	Rs.	310	Rs.	1,017

Reconciliation of liabilities arising from financing activities

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	5,559	Rs.	43,539	Rs.	49,098
Borrowings made during the year		19,065		47,564		66,629
Borrowings repaid during the year		(158)		(65,589)		(65,747)
Currency translation adjustments		747		(48)		699
Others		(61)		-		(61)
Closing balance	Rs.	25,152	Rs.	25,466	Rs.	50,618

(1)	Including current portion.